Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities Excluded from the Computation of Diluted Net Loss Per Ordinary Share (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	49,392,442	39,829,831	49,392,442	39,829,831	39,116,174	34,200,976
Outstanding stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	45,302,442	39,829,831	45,302,442	39,829,831
Outstanding RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,090,000	0	4,090,000	0